Consolidated Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents		$ 10,189,444	$ 2,869,241
Security deposits - Current		8,049	8,040
Prepaid expenses and other current assets		205,648	143,265
Total current assets		10,403,141	3,020,546
NON-CURRENT ASSETS:
Security deposits - Non-current		137,730	137,281
Property and equipment, net		66,595	85,849
Notes receivable		9,458,528	62,226,244
Operating lease Right-of-use assets		233,969	436,937
Total non-current assets		9,896,822	62,886,311
Total assets		20,299,963	65,906,857
CURRENT LIABILITIES:
Salary payable		119,982	335,597
Accrued liabilities and other payables		7,577,915	6,601,942
Operating lease liabilities - Current		206,877	383,153
Total current liabilities		7,904,774	7,320,692
NON-CURRENT LIABILITIES:
Operating lease liabilities - Non-current			41,170
Convertible promissory notes		32,217,505	31,941,830
Total non-current liabilities		32,217,505	31,983,000
Total liabilities		40,122,279	39,303,692
SHAREHOLDERS’ EQUITY:
Common shares ($0.08 par value; 625,000,000 shares authorized; 25,186,864 shares issued and outstanding at June 30, 2025, and December 31, 2024) *	[1]	2,014,949	2,014,949
Additional paid-in capital		92,709,334	92,709,334
Accumulated deficit		(114,348,239)	(67,919,627)
Accumulated other comprehensive loss		(198,360)	(201,491)
Total shareholders’ equity		(19,822,316)	26,603,165
Total liabilities and shareholders’ equity		$ 20,299,963	$ 65,906,857

[1]	After giving effect to the reverse stock split effected on December 18, 2024.